Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Indonesia Energy Corporation Limited
Entity Central Index Key	0001757840
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	GIESMART PLAZA 7th Floor
Entity Address, Address Line Two	Jl. Raya Pasar Minggu No. 17A
Entity Address, Address Line Three	Pancoran
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780
City Area Code	62
Local Phone Number	21 2696 2888
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false